Disclosure of dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 18,541	$ 1,977
Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 10,579	$ 1,128
Amount per share	$ 1.4215	$ 0.1515
Preference shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 7,962	$ 849
Amount per share	$ 1.4215	$ 0.1515
First Instalment [Member]
DisclosureEquityLineItems [Line Items]
Dividends Payment installment	1st installment – dividends
Date of Board of Directors approval	Aug. 04, 2021
Date of register	Aug. 16, 2021
Date of Payment	Aug. 25, 2021
Dividend payables	$ 4,031
First Instalment [Member] | Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 2,300
Amount per share	$ 0.3091
First Instalment [Member] | Preference shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 1,731
Amount per share	$ 0.3091
Second Instalment Interest On Capital [Member]
DisclosureEquityLineItems [Line Items]
Dividends Payment installment	2nd installment - interest on capital
Date of Board of Directors approval	Aug. 04, 2021
Date of register	Dec. 01, 2021
Date of Payment	Dec. 15, 2021
Dividend payables	$ 2,599
Second Instalment Interest On Capital [Member] | Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 1,483
Amount per share	$ 0.1993
Second Instalment Interest On Capital [Member] | Preference shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 1,116
Amount per share	$ 0.1993
Second Instalmentl [Member]
DisclosureEquityLineItems [Line Items]
Dividends Payment installment	2nd installment - dividends
Date of Board of Directors approval	Oct. 28, 2021
Date of register	Dec. 01, 2021
Date of Payment	Dec. 15, 2021
Dividend payables	$ 5,102
Second Instalmentl [Member] | Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 2,911
Amount per share	$ 0.3911
Second Instalmentl [Member] | Preference shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 2,191
Amount per share	$ 0.3911
Indexation Charges On Paid Anticipations [Member]
DisclosureEquityLineItems [Line Items]
Dividends Payment installment	ndexation charges on paid anticipations
Dividend payables	$ 121
Indexation Charges On Paid Anticipations [Member] | Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 69
Amount per share	$ 0.0093
Indexation Charges On Paid Anticipations [Member] | Preference shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 52
Amount per share	$ 0.0093
Complementary Dividends [Member]
DisclosureEquityLineItems [Line Items]
Dividends Payment installment	Complementary dividends
Date of Board of Directors approval	Feb. 23, 2022
Date of register	Apr. 13, 2022
Date of Payment	May 16, 2022
Dividend payables	$ 6,688
Complementary Dividends [Member] | Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 3,816
Amount per share	$ 0.5127
Complementary Dividends [Member] | Preference shares [member]
DisclosureEquityLineItems [Line Items]
Dividend payables	$ 2,872
Amount per share	$ 0.5127